UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 through February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

Undiscovered Managers Funds

February 29, 2012 (Unaudited)

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 14, 2012 (Unaudited)

Dear Shareholder:

“Risk on, risk off” was the mantra for 2011. Assets perceived as risky moved en masse as investors adjusted their portfolios in response to unexpected sources of distress and updates on known problems — the European debt crisis, political strife in the Middle East, the earthquake and subsequent tsunami in Japan and the credit rating of debt issued by the United States.

“Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.”

So far in 2012, improving U.S. economic data and aggressive measures taken by the European Central Bank to curb the region’s debt crisis have sustained investors’ appetite for risk. Since January 1, 2012, equities have rallied strongly and outperformed fixed income securities.

U.S. Stocks Outperform

While the “risk on, risk off” market environment caused elevated correlations within individual asset classes, stock returns across market capitalizations, countries and investment styles varied during the six months ended February 29, 2012. Buoyed by stronger-than-expected economic data, U.S. stocks finished the six-month reporting period ahead of international and emerging markets stocks.

During the reporting period, the S&P 500 Index gained 13.3% versus the 9.4% and 9.1% returns for the MSCI EAFE (Europe, Australasia, and the Far East) Index (gross of foreign withholding taxes) and the MSCI EM (Emerging Markets) Index (gross of foreign withholding taxes), respectively. Among U.S. stocks, large-cap stocks outperformed small- and mid-cap stocks.

Yields for U.S. Treasuries Remain Near Historical Lows

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities. The yield for 10-year U.S. Treasury securities ended February 2012 below 2% and reached its lowest level since 1950 in September 2011. The yield on the 2-year U.S. Treasury note began the reporting period at 0.2% and increased modestly to 0.3% at the end of February 2012. The yield on the 30-year U.S. Treasury bond declined from 3.6% to 3.1% as of the end of the six months ended February 29, 2012.

Interest rates have increased in March 2012 but yields remain at historically low levels. Nonetheless, many investors have renewed their focus on the longer-term impact of rising interest rates on their fixed income investments. In addition, many investors view the unprecedented quantitative easing by the U.S. Federal Reserve as kindling for inflation if the U.S. economic recovery continues to take hold.

Maintain a Diversified Portfolio

Several indicators suggest that a U.S. economic recovery is gaining traction — the labor market has shown signs of healing, while recent retail and auto sales have been strong. Meanwhile, soaring year-to-date returns for emerging markets stocks reflect investors’ optimism surrounding the prospects for growth in these countries. Of course, risks remain. Many investors worry that the pace of China’s robust economic growth could decelerate, potentially resulting in a “hard landing” from measures aimed to control inflation and cool its surging property market. In addition, political turmoil in the Middle East persists, while Europe faces pockets of recession in the midst of its ongoing debt crisis.

Indeed, despite the recent rally in stock markets uncertainty in the current environment is widespread, making diversification even more critical to long-term investment success. Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	1

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	10.45%
Russell 2500 Growth Index	13.97%

Net Assets as of 2/29/2012 (In Thousands)	$59,447

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Growth Fund (the “Fund”) seeks to provide growth of capital.

HOW DID THE MARKET PERFORM?

Concerns about contagion from the European debt crisis and political unrest in the Middle East lowered investors’ appetite for risk in the beginning of the reporting period. However, in October 2011, investors became encouraged by improving economic data and aggressive measures by the European Central Bank to combat the region’s debt crisis. This positive sentiment persisted and U.S. stocks rallied for the remainder of the reporting period. In the end, U.S. small-to-mid-cap growth stocks, as measured by the Russell 2500 Growth Index (the “Benchmark”) finished the six months ended February 29, 2012 with a 13.97% gain.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 29, 2012, the Fund (Institutional Class Shares) underperformed the Benchmark. The Fund’s stock selection in the industrials and health care sectors detracted from relative performance. The Fund’s underweight in the financials sector and stock selection in information technology sector contributed to relative performance.

Individual detractors from relative performance included Polypore International, Inc. and Luminex Corp. Shares of

Polypore International, Inc. declined after the chemical manufacturing company reported lower-than-expected fourth-quarter earnings. Shares of Luminex Corp., which develops, manufactures and sells biological testing technologies, declined on concerns about the company’s future earnings growth.

Individual contributors to relative performance included Sourcefire, Inc. and RightNow Technologies, Inc. Shares of Sourcefire, Inc., a provider of cybersecurity solutions, increased after the company reported better-than-expected fourth-quarter results. Shares of RightNow Technologies, Inc. gained after the announcement that the software company would be acquired by Oracle Corp.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-advisor, Fuller & Thaler Asset Management, Inc. (the “Fund’s portfolio managers”) looked for stocks that they believed were mispriced based on behavioral biases. The Fund’s portfolio managers used their research to identify potential catalysts for stock price movements, specifically catalysts that they believed had been overlooked by analysts and market participants. As a result of this process, the Fund’s largest overweights versus the Benchmark were in the consumer discretionary and information technology sectors, while its largest underweights versus the Benchmark were in the materials and financials sectors.

2	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Ulta Salon Cosmetics & Fragrance, Inc.	4.7%
2.	Sourcefire, Inc.	3.6
3.	Tractor Supply Co.	3.3
4.	FEI Co.	2.9
5.	IAC/InterActiveCorp.	2.9
6.	Aspen Technology, Inc.	2.7
7.	Genesco, Inc.	2.7
8.	CommVault Systems, Inc.	2.6
9.	Cepheid, Inc.	2.6
10.	ValueClick, Inc.	2.5

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	36.1%
Consumer Discretionary	32.9
Industrials	10.6
Health Care	9.1
Energy	6.2
Consumer Staples	2.5
Short-Term Investment	2.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	3

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		10.33%	(7.33)%	2.17%	6.42%
With Sales Charge**		4.54	(12.20)	1.07	5.85
CLASS B SHARES	6/4/04
Without CDSC		10.01	(7.81)	1.65	6.01
With CDSC***		5.01	(12.81)	1.27	6.01
CLASS C SHARES	6/4/04
Without CDSC		10.01	(7.78)	1.65	6.01
With CDSC****		9.01	(8.78)	1.65	6.01
INSTITUTIONAL CLASS SHARES	12/31/97	10.45	(7.04)	2.52	6.79
INVESTOR CLASS SHARES	7/31/98	10.32	(7.33)	2.17	6.43

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Investor Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than those shown because Class A, Class B and Class C Shares have higher expenses than Investor Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Growth Fund, the Russell 2500 Growth Index and the Lipper Small-Cap Growth Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2500 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the

Lipper Small-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	21.70%
Russell 2000 Value Index	11.81%

Net Assets as of 2/29/2012 (In Thousands)	$34,945

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Value Fund (the “Fund”) seeks to provide capital appreciation.

HOW DID THE U.S. STOCK MARKET PERFORM?

Concerns about contagion from the European debt crisis and political unrest in the Middle East lowered investors’ appetite for risk in the beginning of the reporting period. However, in October 2011, investors became encouraged by improving economic data and aggressive measures by the European Central Bank to combat the region’s debt crisis. This positive sentiment persisted and U.S. stocks rallied for the remainder of the reporting period. In the end, U.S. small-to-mid-cap value stocks, as measured by the Russell 2000 Value Index (the “Benchmark”) finished the six months ended February 29, 2012 with an 11.81% gain.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 29, 2012, the Fund (Institutional Class Shares) outperformed the Benchmark. The Fund’s stock selection in the industrials sector contributed to relative performance. The Fund’s stock selection in the materials sector detracted from relative performance.

Individual contributors included RSC Holdings, Inc. and Terex Corp. Shares of RSC Holdings, Inc. increased following the announcement that the rental and leasing company would be acquired by United Rentals, Inc. Shares of Terex Corp., a machinery equipment manufacturer, benefited after the company reported better-than-expected fourth-quarter earnings.

Individual detractors included Career Education Corp. and DreamWorks Animation SKG, Inc. Shares of education company Career Education Corp. declined as investors reacted negatively to the company’s third-quarter results and resignation of its chief executive officer. Shares of DreamWorks Animation SKG, Inc. declined after the motion picture company reported lower-than-expected fourth-quarter earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-advisor, Fuller & Thaler Asset Management, Inc. (the “Fund’s portfolio managers”) looked for stocks that they believed were mispriced based on behavioral biases. The Fund’s portfolio managers used their research to identify potential catalysts for stock price movements, specifically catalysts that they believed had been overlooked by analysts and market participants. As a result of this process, the Fund’s largest overweight versus the Benchmark was in the financials sector, while its largest underweight versus the Benchmark was in the utilities sector.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	5

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Convergys Corp.	3.0%
2.	Colony Financial, Inc.	2.8
3.	Brink’s Co. (The)	2.7
4.	EnerSys	2.7
5.	Symetra Financial Corp.	2.4
6.	WMS Industries, Inc.	2.4
7.	Terex Corp.	2.4
8.	First Horizon National Corp.	2.3
9.	Celanese Corp., Series A	2.3
10.	StanCorp Financial Group, Inc.	2.2

PORTFOLIO COMPOSITION BY SECTOR***
Financials	39.2%
Industrials	12.2
Information Technology	11.7
Consumer Discretionary	8.4
Materials	6.3
Health Care	4.7
Energy	4.1
Consumer Staples	1.7
Short-Term Investment	11.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

6	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		21.59%	5.10%	2.96%	9.58%
With Sales Charge**		15.21	(0.43)	1.85	8.99
CLASS B SHARES	6/4/04
Without CDSC		21.26	4.56	2.46	9.17
With CDSC***		16.26	(0.44)	2.10	9.17
CLASS C SHARES	6/4/04
Without CDSC		21.31	4.59	2.46	9.16
With CDSC****		20.31	3.59	2.46	9.16
INSTITUTIONAL CLASS SHARES	12/28/98	21.70	5.32	3.18	9.76

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than those shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Small-Cap

Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	7

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	8.48%
Morgan Stanley Capital International (“MSCI”) US REIT Index	8.12%

Net Assets as of 2/29/2012 (In Thousands)	$541,141

INVESTMENT OBJECTIVE**

The JPMorgan Realty Income Fund (the “Fund”) seeks to provide high total investment return through a combination of capital appreciation and current income.

HOW DID THE MARKET PERFORM?

The reporting period began amid concerns about contagion from the European debt crisis and political unrest in the Middle East, which dampened investors’ appetite for risk and caused real estate securities to decline. However, in October 2011, investors became encouraged by improving U.S. economic data and aggressive measures by the European Central Bank to combat the region’s debt crisis. This positive sentiment persisted for much of the remaining reporting period, helping support a rally in real estate securities. In the end, the MSCI US REIT Index (the “Benchmark”) gained 8.12% for the six months ended February 29, 2012.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 29, 2012, the Fund (Institutional Class Shares) outperformed the Benchmark due primarily to strong security selection.

Individual contributors to relative performance included the Fund’s overweight positions versus the Benchmark in ProLogis, Inc., which owns and operates industrial properties, and hotel operator LaSalle Hotel Properties. Shares of these companies advanced as investors rewarded attractively valued real estate securities that appeared well positioned to benefit from improving economic conditions.

Individual detractors from the Fund’s relative performance included the Fund’s overweight positions in Senior Housing Properties Trust and Ventas, Inc, which each own and operate healthcare properties. Given the steady cash flows generated by their longer-term leases, these securities are less sensitive to fluctuations in economic data and underperformed as investors preferred to own real estate securities more tied to economic growth.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of attractively valued real estate securities. They projected long-term cash flow for each portfolio holding and valued the holdings using a proprietary dividend discount model.

8	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Simon Property Group, Inc.	11.1%
2.	Public Storage	5.6
3.	Equity Residential	5.4
4.	Ventas, Inc.	5.2
5.	HCP, Inc.	5.0
6.	ProLogis, Inc.	4.7
7.	Vornado Realty Trust	4.1
8.	Boston Properties, Inc.	3.7
9.	Host Hotels & Resorts, Inc.	3.5
10.	Macerich Co. (The)	3.1

PORTFOLIO COMPOSITION BY SECTOR***
Multifamily	18.6%
Regional Malls	17.0
Health Care	14.4
Office	12.5
Diversified	9.6
Shopping Centers	7.5
Storage	7.4
Hotels	6.4
Industrial	4.7
Short-Term Investment	1.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	9

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/4/04
Without Sales Charge		8.16%	6.17%	(2.05)%	10.63%
With Sales Charge**		2.50	0.57	(3.10)	10.03
CLASS B SHARES	6/4/04
Without CDSC		7.98	5.69	(2.52)	10.21
With CDSC***		2.98	0.69	(2.97)	10.21
CLASS C SHARES	6/4/04
Without CDSC		7.95	5.57	(2.54)	10.20
With CDSC****		6.95	4.57	(2.54)	10.20
CLASS R5 SHARES	5/15/06	8.49	6.62	(1.58)	11.02
INSTITUTIONAL CLASS SHARES	1/1/98	8.48	6.58	(1.61)	11.00

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than those shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Realty Income Fund, the MSCI US REIT Index and the Lipper Real Estate Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the MSCI US REIT Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The Lipper Real Estate Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.6%
	Consumer Discretionary — 33.3%
	Diversified Consumer Services — 2.0%
20	Coinstar, Inc. (a)	1,176

	Hotels, Restaurants & Leisure — 5.2%
59	Ameristar Casinos, Inc.	1,172
52	Scientific Games Corp., Class A (a)	544
31	Six Flags Entertainment Corp.	1,385

		3,101

	Internet & Catalog Retail — 1.9%
30	HSN, Inc.	1,119

	Leisure Equipment & Products — 2.5%
64	Brunswick Corp.	1,528

	Specialty Retail — 21.7%
83	Aeropostale, Inc. (a)	1,495
115	Bebe Stores, Inc.	1,029
67	Collective Brands, Inc. (a)	1,202
24	Genesco, Inc. (a)	1,601
42	GNC Holdings, Inc., Class A (a)	1,350
37	Men’s Wearhouse, Inc. (The)	1,429
23	Tractor Supply Co.	1,966
34	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,838

		12,910

	Total Consumer Discretionary	19,834

	Consumer Staples — 2.5%
	Personal Products — 2.5%
40	Elizabeth Arden, Inc. (a)	1,501

	Energy — 6.2%
	Energy Equipment & Services — 6.2%
31	Hornbeck Offshore Services, Inc. (a)	1,255
82	Key Energy Services, Inc. (a)	1,400
104	Pioneer Drilling Co. (a)	1,039

	Total Energy	3,694

	Health Care — 9.2%
	Biotechnology — 2.6%
38	Cepheid, Inc. (a)	1,551

	Health Care Equipment & Supplies — 4.1%
59	ABIOMED, Inc. (a)	1,230
48	Align Technology, Inc. (a)	1,224

		2,454

	Pharmaceuticals — 2.5%
30	Salix Pharmaceuticals Ltd. (a)	1,480

	Total Health Care	5,485

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrials — 10.8%
	Aerospace & Defense — 2.5%
23	Triumph Group, Inc.	1,467

	Commercial Services & Supplies — 2.0%
17	Clean Harbors, Inc. (a)	1,162

	Electrical Equipment — 4.0%
19	Acuity Brands, Inc.	1,182
36	EnerSys (a)	1,215

		2,397

	Machinery — 2.3%
56	Titan International, Inc.	1,375

	Total Industrials	6,401

	Information Technology — 36.6%
	Communications Equipment — 5.4%
102	Calix, Inc. (a)	925
103	Emulex Corp. (a)	1,078
149	Infinera Corp. (a)	1,189

		3,192

	Electronic Equipment, Instruments & Components — 3.0%
39	FEI Co. (a)	1,754

	Internet Software & Services — 5.5%
38	IAC/InterActiveCorp.	1,728
74	ValueClick, Inc. (a)	1,533

		3,261

	IT Services — 1.3%
43	Unisys Corp. (a)	798

	Semiconductors & Semiconductor Equipment — 3.7%
34	Ceva, Inc. (a)	840
58	Cirrus Logic, Inc. (a)	1,370

		2,210

	Software — 17.7%
80	Aspen Technology, Inc. (a)	1,637
27	BroadSoft, Inc. (a)	993
130	Cadence Design Systems, Inc. (a)	1,529
31	CommVault Systems, Inc. (a)	1,588
45	Parametric Technology Corp. (a)	1,194
38	SolarWinds, Inc. (a)	1,401
49	Sourcefire, Inc. (a)	2,192

		10,534

	Total Information Technology	21,749

	Total Common Stocks (Cost $47,335)	58,664

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	11

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,578	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $1,578)	1,578

	Total Investments — 101.3% (Cost $48,913)	60,242
	Liabilities in Excess of Other Assets — (1.3)%	(795)

	NET ASSETS — 100.0%	$59,447

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 88.4%
	Consumer Discretionary — 8.4%
	Hotels, Restaurants & Leisure — 5.7%
14	CEC Entertainment, Inc.	521
13	Wendy’s Co. (The)	66
38	WMS Industries, Inc. (a)	835
13	Wyndham Worldwide Corp.	589

		2,011

	Media — 0.7%
14	DreamWorks Animation SKG, Inc., Class A (a)	237

	Specialty Retail — 1.4%
27	Aeropostale, Inc. (a)	492

	Textiles, Apparel & Luxury Goods — 0.6%
4	Columbia Sportswear Co.	195

	Total Consumer Discretionary	2,935

	Consumer Staples — 1.7%
	Food Products — 1.2%
43	Chiquita Brands International, Inc. (a)	413

	Personal Products — 0.5%
11	Prestige Brands Holdings, Inc. (a)	175

	Total Consumer Staples	588

	Energy — 4.1%
	Energy Equipment & Services — 1.6%
17	Pioneer Drilling Co. (a)	173
42	Tetra Technologies, Inc. (a)	386

		559

	Oil, Gas & Consumable Fuels — 2.5%
22	McMoRan Exploration Co. (a)	308
22	Tesoro Corp. (a)	578

		886

	Total Energy	1,445

	Financials — 39.3%
	Capital Markets — 4.5%
53	Apollo Investment Corp.	370
35	Investment Technology Group, Inc. (a)	398
43	Janus Capital Group, Inc.	376
33	Knight Capital Group, Inc., Class A (a)	431

		1,575

	Commercial Banks — 12.7%
76	Bancorp, Inc. (The) (a)	631
21	Banner Corp.	431
53	BBCN Bancorp, Inc. (a)	544
58	First California Financial Group, Inc. (a)	267
86	First Horizon National Corp.	807

SHARES	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
33	Investors Bancorp, Inc. (a)	484
26	Mercantile Bank Corp. (a)	355
36	PrivateBancorp, Inc.	527
88	Wilshire Bancorp, Inc. (a)	380

		4,426

	Insurance — 7.6%
84	CNO Financial Group, Inc. (a)	622
38	Presidential Life Corp.	413
20	StanCorp Financial Group, Inc.	787
84	Symetra Financial Corp.	836

		2,658

	Real Estate Investment Trusts (REITs) — 14.5%
19	Apollo Commercial Real Estate Finance, Inc.	278
130	CapLease, Inc.	525
63	Chatham Lodging Trust	764
59	Colony Financial, Inc.	976
35	Franklin Street Properties Corp.	359
31	Inland Real Estate Corp.	267
33	Pebblebrook Hotel Trust	716
32	Starwood Property Trust, Inc.	628
62	Sunstone Hotel Investors, Inc. (a)	554

		5,067

	Total Financials	13,726

	Health Care — 4.7%
	Health Care Providers & Services — 3.9%
83	Health Management Associates, Inc., Class A (a)	611
13	Health Net, Inc. (a)	498
20	PharMerica Corp. (a)	242

		1,351

	Pharmaceuticals — 0.8%
8	Par Pharmaceutical Cos., Inc. (a)	293

	Total Health Care	1,644

	Industrials — 12.2%
	Aerospace & Defense — 1.7%
13	BE Aerospace, Inc. (a)	610

	Commercial Services & Supplies — 4.2%
38	Brink’s Co. (The)	962
37	SYKES Enterprises, Inc. (a)	507

		1,469

	Construction & Engineering — 0.7%
11	Dycom Industries, Inc. (a)	242

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	13

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Electrical Equipment — 2.7%
28	EnerSys (a)	947

	Machinery — 2.4%
33	Terex Corp. (a)	833

	Trading Companies & Distributors — 0.5%
8	RSC Holdings, Inc. (a)	171

	Total Industrials	4,272

	Information Technology — 11.7%
	Communications Equipment — 1.6%
94	Harmonic, Inc. (a)	553

	Electronic Equipment, Instruments & Components — 1.9%
14	MTS Systems Corp.	678

	IT Services — 6.4%
24	Broadridge Financial Solutions, Inc.	591
81	Convergys Corp. (a)	1,037
28	Lender Processing Services, Inc.	619

		2,247

	Software — 1.8%
16	ACI Worldwide, Inc. (a)	612

	Total Information Technology	4,090

	Materials — 6.3%
	Chemicals — 2.3%
17	Celanese Corp., Series A	804

SHARES	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — 2.7%
59	Commercial Metals Co.	780
8	RTI International Metals, Inc. (a)	171

		951

	Paper & Forest Products — 1.3%
29	PH Glatfelter Co.	447

	Total Materials	2,202

	Total Common Stocks (Cost $23,269)	30,902

Short-Term Investment — 11.7%
	Investment Company — 11.7%
4,089	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $4,089)	4,089

	Total Investments — 100.1% (Cost $27,358)	34,991
	Liabilities in Excess of Other Assets — (0.1)%	(46)

	NET ASSETS — 100.0%	$34,945

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.3%
	Financials — 98.3%
	Diversified — 9.6%
46	American Tower Corp.	2,859
80	Digital Realty Trust, Inc.	5,785
370	Duke Realty Corp.	5,138
333	DuPont Fabros Technology, Inc.	7,615
245	Liberty Property Trust	8,323
270	Vornado Realty Trust	22,094

		51,814

	Health Care — 14.4%
689	HCP, Inc.	27,225
190	Health Care REIT, Inc.	10,350
556	Senior Housing Properties Trust	11,897
508	Ventas, Inc.	28,394

		77,866

	Hotels — 6.4%
105	Hospitality Properties Trust	2,588
1,201	Host Hotels & Resorts, Inc.	18,950
196	LaSalle Hotel Properties	5,231
211	Pebblebrook Hotel Trust	4,522
404	Sunstone Hotel Investors, Inc. (a)	3,626

		34,917

	Industrial — 4.8%
764	ProLogis, Inc.	25,731

	Multifamily — 18.6%
105	Apartment Investment & Management Co., Class A	2,619
359	Associated Estates Realty Corp.	5,352
89	AvalonBay Communities, Inc.	11,497
183	BRE Properties, Inc.	8,875
86	Camden Property Trust	5,314
233	Colonial Properties Trust	4,773
352	Education Realty Trust, Inc.	3,623
97	Equity Lifestyle Properties, Inc.	6,477
518	Equity Residential	29,446
52	Essex Property Trust, Inc.	7,259
131	Post Properties, Inc.	5,707
399	UDR, Inc.	9,992

		100,934

	Office — 12.5%
211	Alexandria Real Estate Equities, Inc.	15,101
196	Boston Properties, Inc.	19,857
191	Douglas Emmett, Inc. (m)	4,024
204	Highwoods Properties, Inc.	6,516

SHARES	SECURITY DESCRIPTION	VALUE($)

	Office — Continued
158	Kilroy Realty Corp.	6,947
152	Mack-Cali Realty Corp.	4,344
145	SL Green Realty Corp.	11,058

		67,847

	Regional Malls — 17.1%
406	General Growth Properties, Inc.	6,611
830	Glimcher Realty Trust	8,215
316	Macerich Co. (The)	17,072
34	Rouse Properties, Inc. (a)	504
444	Simon Property Group, Inc.	60,109

		92,511

	Shopping Centers — 7.5%
1,029	DDR Corp.	14,544
580	Kimco Realty Corp.	10,655
197	Regency Centers Corp.	8,431
240	Tanger Factory Outlet Centers	7,031

		40,661

	Storage — 7.4%
839	CubeSmart	9,463
227	Public Storage	30,440

		39,903

	Total Common Stocks (Cost $430,953)	532,184

NUMBER OF RIGHTS
Rights — 0.0%
	Financials — 0.0%
	Regional Malls — 0.0%
25	Rouse Properties, Inc., expiring 03/16/12 (a) (Cost $—)	—

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
10,270	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $10,270)	10,270

	Total Investments — 100.2% (Cost $441,223)	542,454
	Liabilities in Excess of Other Assets — (0.2)%	(1,313)

	NET ASSETS — 100.0%	$541,141

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	15

Undiscovered Managers Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of February 29, 2012.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

16	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	17

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
ASSETS:
Investments in non-affiliates, at value	$58,664		$30,902		$532,184
Investments in affiliates, at value	1,578		4,089		10,270

Total investment securities, at value	60,242		34,991		542,454
Receivables:
Investment securities sold	1,652		361		3,916
Fund shares sold	5		177		7,497
Dividends from non-affiliates	37		18		227
Dividends from affiliates	—	(a)	—	(a)	2

Total Assets	61,936		35,547		554,096

LIABILITIES:
Payables:
Investment securities purchased	2,347		473		12,416
Fund shares redeemed	1		38		149
Accrued liabilities:
Investment advisory fees	39		16		263
Administration fees	4		1		—
Shareholder servicing fees	1		—	(a)	18
Distribution fees	2		8		11
Custodian and accounting fees	7		6		11
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	1
Audit fees	30		31		39
Other	58		29		47

Total Liabilities	2,489		602		12,955

Net Assets	$59,447		$34,945		$541,141

SEE NOTES TO FINANCIAL STATEMENTS.

18	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund
NET ASSETS:
Paid-in-Capital	$50,032	$51,896	$471,652
Accumulated undistributed (distributions in excess of) net investment income	(307)	(23)	117
Accumulated net realized gains (losses)	(1,607)	(24,561)	(31,859)
Net unrealized appreciation (depreciation)	11,329	7,633	101,231

Total Net Assets	$59,447	$34,945	$541,141

Net Assets:
Class A	$2,931	$12,834	$39,825
Class B	301	1,596	1,019
Class C	1,869	7,858	4,332
Class R5	—	—	209,183
Institutional Class	54,031	12,657	286,782
Investor Class	315	—	—

Total	$59,447	$34,945	$541,141

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	126	361	3,725
Class B	14	46	96
Class C	84	230	412
Class R5	—	—	19,494
Institutional Class	2,210	351	26,732
Investor Class	14	—	—

Net Asset Value: (b)
Class A — Redemption price per share	$23.23	$35.56	$10.69
Class B — Offering price per share (c)	22.21	34.17	10.60
Class C — Offering price per share (c)	22.21	34.16	10.51
Class R5 — Offering and redemption price per share	—	—	10.73
Institutional Class — Offering and redemption price per share	24.45	36.08	10.73
Investor Class — Offering and redemption price per share	23.25	—	—
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$24.52	$37.53	$11.28

Cost of investments in non-affiliates	$47,335	$23,269	$430,953
Cost of investments in affiliates	1,578	4,089	10,270

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	19

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$71		$215		$4,815
Dividend income from affiliates	1		1		4

Total investment income	72		216		4,819

EXPENSES:
Investment advisory fees	265		148		1,563
Administration fees	25		12		184
Distribution fees:
Class A	4		12		36
Class B	1		5		4
Class C	6		25		14
Investor Class	—	(a)	—		—
Shareholder servicing fees:
Class A	4		12		36
Class B	—	(a)	2		1
Class C	2		8		5
Class R5	—		—		33
Institutional Class	25		5		126
Custodian and accounting fees	18		17		23
Interest expense to affiliates	—	(a)	—	(a)	—
Professional fees	26		25		34
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	2
Printing and mailing costs	4		3		27
Registration and filing fees	35		25		43
Transfer agent fees	33		20		63
Other	8		6		20

Total expenses	456		325		2,214

Less amounts waived	(81)		(89)		(548)

Net expenses	375		236		1,666

Net investment income (loss)	(303)		(20)		3,153

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non- affiliates	(1,537)		1,170		(3,988)
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	7,607		3,861		37,257

Net realized/unrealized gains (losses)	6,070		5,031		33,269

Change in net assets resulting from operations	$5,767		$5,011		$36,422

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(303)	$(684)	$(20)	$43	$3,153	$4,283
Net realized gain (loss)	(1,537)	9,740	1,170	4,726	(3,988)	21,237
Change in net unrealized appreciation (depreciation)	7,607	2,902	3,861	(23)	37,257	22,699

Change in net assets resulting from operations	5,767	11,958	5,011	4,746	36,422	48,219

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(6)	—	(172)	(329)
From net realized gains	(397)	—	—	—	—	—
Class B
From net investment income	—	—	—	—	(5)	(16)
From net realized gains	(39)	—	—	—	—	—
Class C
From net investment income	—	—	—	—	(20)	(50)
From net realized gains	(257)	—	—	—	—	—
Class R5
From net investment income	—	—	—	—	(921)	(1,936)
Institutional Class
From net investment income	—	—	(37)	—	(1,914)	(4,567)
From net realized gains	(6,288)	—	—	—	—	—
Investor Class
From net realized gains	(40)	—	—	—	—	—

Total distributions to shareholders	(7,021)	—	(43)	—	(3,032)	(6,898)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	3,939	(15,175)	(2,362)	(1,170)	136,932	139,143

NET ASSETS:
Change in net assets	2,685	(3,217)	2,606	3,576	170,322	180,464
Beginning of period	56,762	59,979	32,339	28,763	370,819	190,355

End of period	$59,447	$56,762	$34,945	$32,339	$541,141	$370,819

Accumulated undistributed (distributions in excess of) net investment income	$(307)	$(4)	$(23)	$40	$117	$(4)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$433	$3,178	$3,649	$7,168	$17,697	$28,200
Dividends and distributions reinvested	345	—	5	—	169	318
Cost of shares redeemed	(937)	(2,530)	(4,344)	(5,206)	(6,645)	(12,605)

Change in net assets from Class A capital transactions	$(159)	$648	$(690)	$1,962	$11,221	$15,913

Class B
Proceeds from shares issued	$1	$78	$1	$53	$2	$139
Dividends and distributions reinvested	38	—	—	—	5	15
Cost of shares redeemed	(33)	(137)	(117)	(378)	(57)	(419)

Change in net assets from Class B capital transactions	$6	$(59)	$(116)	$(325)	$(50)	$(265)

Class C
Proceeds from shares issued	$1,121	$1,745	$536	$1,553	$568	$1,474
Dividends and distributions reinvested	230	—	—	—	20	46
Cost of shares redeemed	(718)	(1,053)	(677)	(1,749)	(463)	(765)

Change in net assets from Class C capital transactions	$633	$692	$(141)	$(196)	$125	$755

Class R5
Proceeds from shares issued	$—	$—	$—	$—	$100,257	$33,651
Dividends and distributions reinvested	—	—	—	—	921	1,936
Cost of shares redeemed	—	—	—	—	(264)	(64,166)

Change in net assets from Class R5 capital transactions	$—	$—	$—	$—	$100,914	$(28,579)

Institutional Class
Proceeds from shares issued	$1,202	$4,903	$1,912	$1,077	$46,289	$181,808
Dividends and distributions reinvested	6,275	—	36	—	464	1,135
Cost of shares redeemed	(3,998)	(21,352)	(3,363)	(3,688)	(22,031)	(31,624)

Change in net assets from Institutional Class capital transactions	$3,479	$(16,449)	$(1,415)	$(2,611)	$24,722	$151,319

Investor Class
Proceeds from shares issued	$—	$30	$—	$—	$—	$—
Dividends and distributions reinvested	37	—	—	—	—	—
Cost of shares redeemed	(57)	(37)	—	—	—	—

Change in net assets from Investor Class capital transactions	$(20)	$(7)	$—	$—	$—	$—

Total change in net assets from capital transactions	$3,939	$(15,175)	$(2,362)	$(1,170)	$136,932	$139,143

SEE NOTES TO FINANCIAL STATEMENTS.

22	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

	Behavioral Growth Fund		Behavioral Value Fund		Realty Income Fund
	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011	Six Months Ended 2/29/2012 (Unaudited)	Year Ended 8/31/2011
SHARE TRANSACTIONS:
Class A
Issued	18	116	106	224	1,721	2,947
Reinvested	17	—	— (a)	—	18	33
Redeemed	(41)	(98)	(160)	(166)	(677)	(1,318)

Change in Class A Shares	(6)	18	(54)	58	1,062	1,662

Class B
Issued	— (a)	3	— (a)	2	— (a)	14
Reinvested	2	—	—	—	1	1
Redeemed	(1)	(5)	(5)	(13)	(6)	(43)

Change in Class B Shares	1	(2)	(5)	(11)	(5)	(28)

Class C
Issued	49	67	17	50	56	155
Reinvested	12	—	—	—	2	5
Redeemed	(32)	(40)	(24)	(59)	(47)	(80)

Change in Class C Shares	29	27	(7)	(9)	11	80

Class R5
Issued	—	—	—	—	9,712	3,405
Reinvested	—	—	—	—	95	202
Redeemed	—	—	—	—	(27)	(6,987)

Change in Class R5 Shares	—	—	—	—	9,780	(3,380)

Institutional Class
Issued	49	171	56	32	4,594	19,515
Reinvested	294	—	1	—	48	117
Redeemed	(162)	(767)	(112)	(114)	(2,236)	(3,209)

Change in Institutional Class Shares	181	(596)	(55)	(82)	2,406	16,423

Investor Class
Issued	—	1	—	—	—	—
Reinvested	2	—	—	—	—	—
Redeemed	(2)	(1)	—	—	—	—

Change in Investor Class Shares	— (a)	— (a)	—	—	—	—

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Behavioral Growth Fund
Class A
Six Months Ended February 29, 2012 (Unaudited)	$24.37	$(0.16	)(e)	$2.24	$2.08	$(3.22)
Year Ended August 31, 2011	20.69	(0.37	)(e)(f)	4.05	3.68	—
Year Ended August 31, 2010	19.13	(0.30	)(e)	1.86	1.56	—
Year Ended August 31, 2009	24.56	(0.23	)(e)	(5.20)	(5.43)	—
Year Ended August 31, 2008	28.09	(0.38	)(e)	(3.15)	(3.53)	—
Year Ended August 31, 2007	20.88	(0.36	)(e)	7.57	7.21	—

Class B
Six Months Ended February 29, 2012 (Unaudited)	23.51	(0.21	)(e)	2.13	1.92	(3.22)
Year Ended August 31, 2011	20.05	(0.47	)(e)(f)	3.93	3.46	—
Year Ended August 31, 2010	18.64	(0.40	)(e)	1.81	1.41	—
Year Ended August 31, 2009	24.05	(0.30	)(e)	(5.11)	(5.41)	—
Year Ended August 31, 2008	27.64	(0.49	)(e)	(3.10)	(3.59)	—
Year Ended August 31, 2007	20.65	(0.47	)(e)	7.46	6.99	—

Class C
Six Months Ended February 29, 2012 (Unaudited)	23.50	(0.21	)(e)	2.14	1.93	(3.22)
Year Ended August 31, 2011	20.05	(0.48	)(e)(f)	3.93	3.45	—
Year Ended August 31, 2010	18.64	(0.40	)(e)	1.81	1.41	—
Year Ended August 31, 2009	24.05	(0.30	)(e)	(5.11)	(5.41)	—
Year Ended August 31, 2008	27.64	(0.49	)(e)	(3.10)	(3.59)	—
Year Ended August 31, 2007	20.65	(0.47	)(e)	7.46	6.99	—

Institutional Class
Six Months Ended February 29, 2012 (Unaudited)	25.43	(0.13	)(e)	2.37	2.24	(3.22)
Year Ended August 31, 2011	21.51	(0.26	)(e)(f)	4.18	3.92	—
Year Ended August 31, 2010	19.83	(0.24	)(e)	1.92	1.68	—
Year Ended August 31, 2009	25.36	(0.17	)(e)	(5.36)	(5.53)	—
Year Ended August 31, 2008	28.90	(0.29	)(e)	(3.25)	(3.54)	—
Year Ended August 31, 2007	21.41	(0.27	)(e)	7.76	7.49	—

Investor Class
Six Months Ended February 29, 2012 (Unaudited)	24.39	(0.16	)(e)	2.24	2.08	(3.22)
Year Ended August 31, 2011	20.70	(0.35	)(e)(f)	4.04	3.69	—
Year Ended August 31, 2010	19.15	(0.30	)(e)	1.85	1.55	—
Year Ended August 31, 2009	24.58	(0.23	)(e)	(5.20)	(5.43)	—
Year Ended August 31, 2008	28.11	(0.38	)(e)	(3.15)	(3.53)	—
Year Ended August 31, 2007	20.89	(0.34	)(e)	7.56	7.22	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.43), $(0.53), $(0.54), $(0.33) and $(0.41) for Class A, Class B, Class C, Institutional Class and Investor Class Shares, respectively and the net investment income (loss) ratio would have been (1.57)%, (2.03)%, (2.05)%, (1.17)% and (1.53)% for Class A, Class B, Class C, Institutional Class and Investor Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

24	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$23.23	10.42%	$2,931	1.65%	(1.40)%		1.98%	69%
24.37	17.79	3,205	1.64	(1.35	)(f)	1.90	165
20.69	8.15	2,351	1.65	(1.41)		1.96	135
19.13	(22.11)	1,879	1.65	(1.36)		2.09	102
24.56	(12.57)	3,424	1.65	(1.43)		1.86	136
28.09	34.53	4,192	1.65	(1.42)		1.78	98

22.21	10.10	301	2.15	(1.89)		2.49	69
23.51	17.26	305	2.14	(1.80	)(f)	2.41	165
20.05	7.56	304	2.15	(1.92)		2.46	135
18.64	(22.49)	349	2.15	(1.85)		2.58	102
24.05	(12.99)	673	2.15	(1.93)		2.36	136
27.64	33.85	829	2.15	(1.92)		2.28	98

22.21	10.14	1,869	2.15	(1.88)		2.49	69
23.50	17.21	1,302	2.14	(1.83	)(f)	2.39	165
20.05	7.56	568	2.15	(1.92)		2.46	135
18.64	(22.49)	625	2.15	(1.86)		2.59	102
24.05	(12.99)	866	2.15	(1.93)		2.36	136
27.64	33.85	902	2.15	(1.92)		2.29	98

24.45	10.62	54,031	1.30	(1.04)		1.58	69
25.43	18.22	51,605	1.29	(0.94	)(f)	1.51	165
21.51	8.47	56,456	1.30	(1.07)		1.56	135
19.83	(21.81)	63,847	1.30	(1.01)		1.69	102
25.36	(12.25)	87,419	1.30	(1.07)		1.46	136
28.90	34.98	116,431	1.30	(1.07)		1.38	98

23.25	10.40	315	1.65	(1.40)		1.83	69
24.39	17.83	345	1.64	(1.30	)(f)	1.75	165
20.70	8.09	300	1.65	(1.42)		1.81	135
19.15	(22.09)	356	1.65	(1.36)		1.94	102
24.58	(12.56)	541	1.65	(1.35)		1.70	136
28.11	34.56	11,178	1.62	(1.40)		1.63	98

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	25

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Behavioral Value Fund
Class A
Six Months Ended February 29, 2012 (Unaudited)	$29.26	$(0.02	)(e)	$6.34	$6.32	$(0.02)	$—	$(0.02)
Year Ended August 31, 2011	25.01	0.04	(e)	4.21	4.25	—	—	—
Year Ended August 31, 2010	22.40	—	(e)(f)	2.61	2.61	—	—	—
Year Ended August 31, 2009	24.16	(0.03	)(e)	(1.73)	(1.76)	—	—	—
Year Ended August 31, 2008	31.74	(0.07	)(e)	(5.46)	(5.53)	—	(2.05)	(2.05)
Year Ended August 31, 2007	30.51	(0.22	)(e)	3.39	3.17	—	(1.94)	(1.94)

Class B
Six Months Ended February 29, 2012 (Unaudited)	28.18	(0.08	)(e)	6.07	5.99	—	—	—
Year Ended August 31, 2011	24.20	(0.09	)(e)	4.07	3.98	—	—	—
Year Ended August 31, 2010	21.79	(0.13	)(e)	2.54	2.41	—	—	—
Year Ended August 31, 2009	23.61	(0.12	)(e)	(1.70)	(1.82)	—	—	—
Year Ended August 31, 2008	31.20	(0.20	)(e)	(5.34)	(5.54)	—	(2.05)	(2.05)
Year Ended August 31, 2007	30.16	(0.38	)(e)	3.36	2.98	—	(1.94)	(1.94)

Class C
Six Months Ended February 29, 2012 (Unaudited)	28.16	(0.08	)(e)	6.08	6.00	—	—	—
Year Ended August 31, 2011	24.19	(0.10	)(e)	4.07	3.97	—	—	—
Year Ended August 31, 2010	21.78	(0.13	)(e)	2.54	2.41	—	—	—
Year Ended August 31, 2009	23.60	(0.11	)(e)	(1.71)	(1.82)	—	—	—
Year Ended August 31, 2008	31.19	(0.20	)(e)	(5.34)	(5.54)	—	(2.05)	(2.05)
Year Ended August 31, 2007	30.14	(0.38	)(e)	3.37	2.99	—	(1.94)	(1.94)

Institutional Class
Six Months Ended February 29, 2012 (Unaudited)	29.76	0.02	(e)	6.42	6.44	(0.12)	—	(0.12)
Year Ended August 31, 2011	25.39	0.12	(e)	4.25	4.37	—	—	—
Year Ended August 31, 2010	22.69	0.04	(e)	2.66	2.70	—	—	—
Year Ended August 31, 2009	24.42	0.01	(e)	(1.74)	(1.73)	—	—	—
Year Ended August 31, 2008	31.97	(0.02	)(e)	(5.48)	(5.50)	—	(2.05)	(2.05)
Year Ended August 31, 2007	30.66	(0.15	)(e)	3.40	3.25	—	(1.94)	(1.94)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Includes interest expense to affiliates of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

26	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$35.56	21.62%	$12,834	1.60%		(0.11)%	2.31%	24%
29.26	16.99	12,149	1.59		0.14	2.16	44
25.01	11.65	8,919	1.60		(0.01)	2.18	50
22.40	(7.28)	8,337	1.60		(0.18)	2.39	61
24.16	(18.02)	11,658	1.60		(0.26)	1.94	55
31.74	10.30	37,003	1.60		(0.66)	1.86	55

34.17	21.26	1,596	2.10		(0.56)	2.81	24
28.18	16.45	1,427	2.09		(0.31)	2.67	44
24.20	11.06	1,489	2.09		(0.52)	2.68	50
21.79	(7.71)	1,534	2.10		(0.69)	2.90	61
23.61	(18.39)	2,287	2.10		(0.78)	2.46	55
31.20	9.77	4,070	2.10		(1.16)	2.36	55

34.16	21.31	7,858	2.10		(0.57)	2.81	24
28.16	16.41	6,684	2.09		(0.32)	2.67	44
24.19	11.07	5,957	2.09		(0.52)	2.68	50
21.78	(7.71)	6,187	2.10		(0.66)	2.89	61
23.60	(18.39)	10,655	2.10		(0.78)	2.45	55
31.19	9.81	22,617	2.10		(1.15)	2.36	55

36.08	21.70	12,657	1.40		0.15	1.90	24
29.76	17.21	12,079	1.39		0.39	1.77	44
25.39	11.90	12,398	1.39		0.15	1.79	50
22.69	(7.08)	22,326	1.41	(g)	0.05	1.95	61
24.42	(17.79)	56,351	1.40		(0.08)	1.55	55
31.97	10.52	113,979	1.40		(0.45)	1.46	55

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	27

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Realty Income Fund
Class A
Six Months Ended February 29, 2012 (Unaudited)	$9.95	$0.06	(e)	$0.74	$0.80	$(0.06)	$—	$—	$(0.06)
Year Ended August 31, 2011	8.47	0.09	(e)	1.57	1.66	(0.18)	—	—	(0.18)
Year Ended August 31, 2010	6.51	0.13	(e)	1.99	2.12	(0.14)	—	(0.02)	(0.16)
Year Ended August 31, 2009	10.73	0.19	(e)	(4.12)	(3.93)	(0.18)	—	(0.11)	(0.29)
Year Ended August 31, 2008	15.54	0.24	(e)	(1.50)	(1.26)	(0.27)	(3.25)	(0.03)	(3.55)
Year Ended August 31, 2007	18.51	0.18	(e)	0.70	0.88	(0.20)	(3.65)	—	(3.85)

Class B
Six Months Ended February 29, 2012 (Unaudited)	9.87	0.03	(e)	0.75	0.78	(0.05)	—	—	(0.05)
Year Ended August 31, 2011	8.41	0.04	(e)	1.56	1.60	(0.14)	—	—	(0.14)
Year Ended August 31, 2010	6.47	0.09	(e)	1.98	2.07	(0.11)	—	(0.02)	(0.13)
Year Ended August 31, 2009	10.65	0.16	(e)	(4.08)	(3.92)	(0.15)	—	(0.11)	(0.26)
Year Ended August 31, 2008	15.45	0.18	(e)	(1.48)	(1.30)	(0.22)	(3.25)	(0.03)	(3.50)
Year Ended August 31, 2007	18.44	0.09	(e)	0.71	0.80	(0.14)	(3.65)	—	(3.79)

Class C
Six Months Ended February 29, 2012 (Unaudited)	9.79	0.03	(e)	0.74	0.77	(0.05)	—	—	(0.05)
Year Ended August 31, 2011	8.35	0.04	(e)	1.54	1.58	(0.14)	—	—	(0.14)
Year Ended August 31, 2010	6.42	0.09	(e)	1.97	2.06	(0.11)	—	(0.02)	(0.13)
Year Ended August 31, 2009	10.60	0.16	(e)	(4.07)	(3.91)	(0.16)	—	(0.11)	(0.27)
Year Ended August 31, 2008	15.39	0.17	(e)	(1.47)	(1.30)	(0.21)	(3.25)	(0.03)	(3.49)
Year Ended August 31, 2007	18.39	0.09	(e)	0.70	0.79	(0.14)	(3.65)	—	(3.79)

Class R5
Six Months Ended February 29, 2012 (Unaudited)	9.97	0.08	(e)	0.76	0.84	(0.08)	—	—	(0.08)
Year Ended August 31, 2011	8.48	0.14	(e)	1.57	1.71	(0.22)	—	—	(0.22)
Year Ended August 31, 2010	6.51	0.16	(e)	2.00	2.16	(0.16)	—	(0.03)	(0.19)
Year Ended August 31, 2009	10.76	0.20	(e)	(4.12)	(3.92)	(0.22)	—	(0.11)	(0.33)
Year Ended August 31, 2008	15.55	0.29	(e)	(1.49)	(1.20)	(0.30)	(3.25)	(0.04)	(3.59)
Year Ended August 31, 2007	18.51	0.25	(e)	0.70	0.95	(0.26)	(3.65)	—	(3.91)

Institutional Class
Six Months Ended February 29, 2012 (Unaudited)	9.97	0.08	(e)	0.76	0.84	(0.08)	—	—	(0.08)
Year Ended August 31, 2011	8.48	0.13	(e)	1.57	1.70	(0.21)	—	—	(0.21)
Year Ended August 31, 2010	6.51	0.16	(e)	2.00	2.16	(0.16)	—	(0.03)	(0.19)
Year Ended August 31, 2009	10.76	0.22	(e)	(4.14)	(3.92)	(0.22)	—	(0.11)	(0.33)
Year Ended August 31, 2008	15.55	0.29	(e)	(1.49)	(1.20)	(0.30)	(3.25)	(0.04)	(3.59)
Year Ended August 31, 2007	18.51	0.25	(e)	0.70	0.95	(0.26)	(3.65)	—	(3.91)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Includes interest expense to affiliates of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

28	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.69	8.16%	$39,825	1.18%		1.13%	1.44%	41%
9.95	19.67	26,485	1.18		0.94	1.44	141
8.47	32.92	8,480	1.36		1.66	1.58	133
6.51	(35.96)	4,963	1.40		3.27	1.81	122
10.73	(7.24)	8,414	1.40		2.00	1.67	123
15.54	3.40	6,581	1.40		1.01	1.55	202

10.60	7.98	1,019	1.68		0.66	1.94	41
9.87	19.06	1,001	1.68		0.46	1.94	141
8.41	32.23	1,081	1.86		1.17	2.09	133
6.47	(36.30)	1,047	1.90		2.79	2.30	122
10.65	(7.61)	2,266	1.91	(f)	1.50	2.17	123
15.45	2.88	2,650	1.90		0.53	2.05	202

10.51	7.95	4,332	1.68		0.65	1.94	41
9.79	19.00	3,924	1.68		0.44	1.94	141
8.35	32.38	2,684	1.85		1.14	2.08	133
6.42	(36.37)	1,410	1.90		2.77	2.32	122
10.60	(7.60)	2,227	1.91	(f)	1.46	2.17	123
15.39	2.85	2,298	1.90		0.55	2.05	202

10.73	8.49	209,183	0.73		1.56	0.99	41
9.97	20.21	96,854	0.73		1.45	1.00	141
8.48	33.60	111,058	0.85		2.06	1.11	133
6.51	(35.70)	29,347	0.90		3.68	1.43	122
10.76	(6.74)	15,214	0.92		2.50	1.23	123
15.55	3.82	7,692	0.95		1.45	1.10	202

10.73	8.48	286,782	0.78		1.55	1.04	41
9.97	20.17	242,555	0.78		1.35	1.04	141
8.48	33.56	67,052	0.90		2.11	1.18	133
6.51	(35.72)	47,378	0.93		3.73	1.42	122
10.76	(6.78)	85,687	0.97		2.40	1.27	123
15.55	3.77	102,673	1.00		1.40	1.15	202

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Undiscovered Managers Behavioral Growth Fund	Class A, Class B, Class C, Institutional Class and Investor Class	Diversified
Undiscovered Managers Behavioral Value Fund	Class A, Class B, Class C and Institutional Class	Diversified
JPMorgan Realty Income Fund	Class A, Class B, Class C, Class R5 and Institutional Class	Non-Diversified

The investment objective of Behavioral Growth Fund is growth of capital.

The investment objective of Behavioral Value Fund is capital appreciation.

The investment objective of Realty Income Fund is high total investment return through a combination of capital appreciation and current income.

Effective November 1, 2009, Class B Shares of the Funds may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Class R5, Institutional Class and Investor Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over-the-counter markets is normally

30	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Behavioral Growth Fund
Total Investments in Securities (a)	$60,242	$—		$—	$60,242

Behavioral Value Fund
Total Investments in Securities (a)	$34,991	$—		$—	$34,991

Realty Income Fund
Total Investments in Securities (b)	$542,454	$—	(c)	$—	$542,454

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOIs. Please refer to the SOIs for industry specifics of the portfolio holdings.
(b)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 2 consists of a right. Please refer to the SOIs for industry specifics of the portfolio holdings.
(c)	Security has zero value.

There were no transfers between Levels 1 and 2 during the six months ended February 29, 2012.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

E. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid annually, except for the Realty Income Fund, which are generally declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Behavioral Growth Fund	0.95%
Behavioral Value Fund	1.05
Realty Income Fund	0.75

Sub-advisory agreements exist between the Advisor and the following sub-advisor:

Behavioral Growth Fund	Fuller & Thaler Asset Management, Inc.
Behavioral Value Fund	Fuller & Thaler Asset Management, Inc.

The sub-advisor receives a portion of the fees payable to the Advisor.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 29, 2012, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Investor Class Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Investor Class
Behavioral Growth Fund	0.25%	0.75%	0.75%	0.35	%*
Behavioral Value Fund	0.25	0.75	0.75	n/a
Realty Income Fund	0.25	0.75	0.75	n/a

*	This amount represents the combined amount that may be paid by the Investor Class Shares of the Behavioral Growth Fund under the Distribution Plan and the Shareholder Servicing Agreement.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 29, 2012, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Behavioral Growth Fund	$1		$—	(a)
Behavioral Value Fund	—	(a)	—	(a)
Realty Income Fund	2		—	(a)

(a)	Amount rounds to less than $1,000.

32	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R5	Institutional Class
Behavioral Growth Fund	0.25%	0.25%	0.25%	n/a	0.10%
Behavioral Value Fund	0.25	0.25	0.25	n/a	0.10
Realty Income Fund	0.25	0.25	0.25	0.05%	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R5	Institutional Class	Investor Class
Behavioral Growth Fund	1.65%	2.15%	2.15%	n/a	1.30%	1.65%
Behavioral Value Fund	1.60	2.10	2.10	n/a	1.40	n/a
Realty Income Fund	1.18	1.68	1.68	0.73%	0.78	n/a

The expense limitation agreements were in effect for the six months ended February 29, 2012. The contractual expense limitation percentages in the table above are in place until at least December 31, 2012.

For the six months ended February 29, 2012, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Behavioral Growth Fund	$49	$2	$29	$80
Behavioral Value Fund	59	5	25	89
Realty Income Fund	485	36	21	542

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended February 29, 2012 were as follows (amounts in thousands):

Behavioral Growth Fund	$1
Realty Income Fund	6

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

During the six months ended February 29, 2012, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended February 29, 2012, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended February 29, 2012, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Growth Fund	$37,832	$41,206
Behavioral Value Fund	6,840	13,243
Realty Income Fund	310,092	172,976

During the six months ended February 29, 2012, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2012, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Growth Fund	$48,913	$12,221	$892	$11,329
Behavioral Value Fund	27,358	8,592	959	7,633
Realty Income Fund	441,223	102,319	1,088	101,231

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after August 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2011, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	Total
Behavioral Value Fund	$9,459	$15,137	$24,596
Realty Income Fund	—	7,828	7,828

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 12, 2012.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2012, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

34	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Realty Income Fund invests primarily in shares of real estate investment trusts (“REITS”). While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

All of the Funds may invest in companies with relatively small market capitalizations. Behavioral Growth Fund and Behavioral Value Fund will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for Realty Income Fund.

In addition, the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate, approximately 37.88% of the net assets of the Realty Income Fund.

Additionally, Behavioral Growth Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions, if any, may impact each Fund’s performance.

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	35

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2011, and continued to hold your shares at the end of the reporting period, February 29, 2012.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Behavioral Growth Fund
Class A
Actual	$1,000.00	$1,104.20	$8.63	1.65%
Hypothetical	1,000.00	1,016.66	8.27	1.65
Class B
Actual	1,000.00	1,101.00	11.23	2.15
Hypothetical	1,000.00	1,014.17	10.77	2.15
Class C
Actual	1,000.00	1,101.40	11.23	2.15
Hypothetical	1,000.00	1,014.17	10.77	2.15
Institutional Class
Actual	1,000.00	1,106.20	6.81	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Investor Class
Actual	1,000.00	1,104.00	8.63	1.65
Hypothetical	1,000.00	1,016.66	8.27	1.65

Behavioral Value Fund
Class A
Actual	1,000.00	1,216.20	8.82	1.60
Hypothetical	1,000.00	1,016.91	8.02	1.60
Class B
Actual	1,000.00	1,212.60	11.55	2.10
Hypothetical	1,000.00	1,014.42	10.52	2.10
Class C
Actual	1,000.00	1,213.10	11.56	2.10
Hypothetical	1,000.00	1,014.42	10.52	2.10
Institutional Class
Actual	1,000.00	1,217.00	7.72	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40

36	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 29, 2012

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Realty Income Fund
Class A
Actual	$1,000.00	$1,081.60	$6.11	1.18%
Hypothetical	1,000.00	1,019.00	5.92	1.18
Class B
Actual	1,000.00	1,079.80	8.69	1.68
Hypothetical	1,000.00	1,016.51	8.42	1.68
Class C
Actual	1,000.00	1,079.50	8.69	1.68
Hypothetical	1,000.00	1,016.51	8.42	1.68
Class R5
Actual	1,000.00	1,084.90	3.78	0.73
Hypothetical	1,000.00	1,021.23	3.67	0.73
Institutional Class
Actual	1,000.00	1,084.80	4.04	0.78
Hypothetical	1,000.00	1,020.98	3.92	0.78

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2012	UNDISCOVERED MANAGERS FUNDS	37

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2012. All rights reserved. February 2012.	SAN-UM-212

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 7, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 7, 2012